CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)
REVENUE	$ 2,886,222	$ 5,218,283	$ 3,909,546
COST OF REVENUE	(1,235,370)	(1,184,185)	(1,149,148)
GROSS PROFIT	1,650,852	4,034,098	2,760,398
OPERATING EXPENSES
Allowance for doubtful accounts	329,589	734,750	0
Selling expenses	(230,061)	(282,099)	(152,759)
General and administrative expenses	(2,684,903)	(4,566,187)	(3,778,329)
Total operating expenses	(2,585,375)	(5,583,036)	(3,931,088)
LOSS FROM OPERATIONS	(934,523)	(1,548,938)	(1,170,690)
OTHER (EXPENSES) INCOME
Goodwill impairment	(2,734,004)	0	0
Interest income	2,043	10,155	94,195
Interest expenses	(289,677)	(136,588)	(3,145)
Government subsidy income	11,254	6,887	0
Other income, net	122,828	(149,728)	129,793
Total other (expenses) income, net	(2,887,556)	(269,274)	220,843
Loss before income taxes	(3,822,079)	(1,818,212)	(949,847)
Income tax expenses	(1,973)	(460,040)	(300,034)
Net loss from continuing operations	(3,824,052)	(2,278,252)	(1,249,881)
Discontinued operations
Net (loss) income from discontinued operations, net of tax	(1,134,692)	589,349	0
Net loss	(4,958,744)	(1,688,903)	(1,249,881)
COMPREHENSIVE INCOME (LOSS)
Total currency translation differences arising from consolidation	86,378	(307,633)	232,001
TOTAL COMPREHENSIVE LOSS	$ (4,872,366)	$ (1,996,536)	$ (1,017,880)
Loss per share
Basic and diluted	$ (1.65)	$ (1.94)	$ (1.81)
Weighted average number of shares outstanding
Basic and diluted	2,321,643	1,175,156	691,238